Document and Entity Information	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 27, 2024
Entity Registrant Name	BENITEC BIOPHARMA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39267
Entity Tax Identification Number	84-4620206
Entity Address Address Line 1	3940 Trust Way
Entity Address City Or Town	Hayward
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94545
City Area Code	510
Local Phone Number	780-0819
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	BNTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Benitec Biopharma Inc. (the “Company”) filed with the Securities and Exchange Commission on December 13, 2024 (the “Initial Form 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K. Except as set forth herein, no modification has been made to the information contained in the Initial Form 8-K.
Entity Central Index Key	0001808898